FINANCIAL INSTRUMENTS - Market Risk (Details)	Dec. 31, 2022 CAD ($)
FINANCIAL INSTRUMENTS
Effect on net income (loss), increase in market price	$ 750,115
Effect on net income (loss), decrease in market price	$ 750,115
Increase in market price (in percent)	10.00%
Decrease in market price (in percent)	10.00%